Goodwill and Other Intangible Assets - Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests (Detail)	Dec. 31, 2018	Dec. 31, 2017
Americas Managed [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	2.00%
Discount rate	10.50%	10.40%
Americas franchised [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	2.00%
Discount rate	9.60%	9.40%
Europe Middle East Asia and Africa Europe managed [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	2.00%
Discount rate	11.40%	10.80%
Europe Middle East Asia and Africa Europe franchised [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.00%	2.00%
Discount rate	10.50%	9.80%
Europe Middle East Asia and Africa rest of region [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	3.50%	3.50%
Discount rate	13.40%	14.10%
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Terminal growth rate	2.50%	2.50%
Discount rate	12.30%	13.60%